SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan	¥ 10.3
Total	39,866.0	$ 6,256	¥ 33,665.0
2022 Notes
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan	324.0
2022 Booking Notes
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan	159.0
2025 Booking and Hillhouse Notes
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan	159.0		6,525.0
Principal amount redeemed for cash	6,400.0	1,000
Loan facility
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan	39,113.0		26,756.0
Securitization debt
Short-term borrowings
Long-term debt, current maturities	270.0		¥ 384.0
Short-term borrowings
Short-term borrowings
Short-term bank borrowings and current portion of long-term loan	39,100.0	6,100
Short-term borrowings collateralized by short-term and long-term investments	5,600.0	900
Short-term and long-term investments	¥ 5,400.0	$ 800
Weighted average interest rate	2.37%	2.37%
Revolving credit facility agreement
Short-term borrowings
Revolving debt securities, term	12 months
Minimum | Revolving credit facility agreement
Short-term borrowings
Weighted average interest rate	4.50%	4.50%
Maximum | Revolving credit facility agreement
Short-term borrowings
Weighted average interest rate	6.00%	6.00%